Financial Instruments - Changes in financial liabilities measured at level 3 of the fair value hierarchy (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ 18,188,573
Ending balance	19,444,439	R$ 18,188,573
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	112,196	0
Additions		111,151
Update of earnout assumptions	(71,388)
Settlement	(7,500)
Monetary variation	8,878	1,045
Ending balance	R$ 42,186	R$ 112,196